Regulatory matters - Regulatory Assets and Liabilities (Detail) In Thousands, unless otherwise specified																																																																							0 Months Ended			1 Months Ended
	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Storm Costs, Regulatory Liability [Member] CAD		Dec. 31, 2013 Storm Costs, Regulatory Liability [Member] CAD		Dec. 31, 2014 Removal costs recovered CAD		Dec. 31, 2013 Removal costs recovered CAD		Dec. 31, 2014 Rate-base offset CAD		Dec. 31, 2013 Rate-base offset CAD		Dec. 31, 2014 Commodity costs adjustment CAD		Dec. 31, 2013 Commodity costs adjustment CAD		Dec. 31, 2014 Pension and post-employment benefits CAD		Dec. 31, 2013 Pension and post-employment benefits CAD		Dec. 31, 2014 Rate adjustment mechanism CAD		Dec. 31, 2013 Rate adjustment mechanism CAD		Dec. 31, 2014 Depreciation adjustment mechanism CAD	Dec. 31, 2013 Depreciation adjustment mechanism CAD	Dec. 31, 2014 Tax related CAD	Dec. 31, 2013 Tax related CAD	Dec. 31, 2014 Other CAD	Dec. 31, 2013 Other CAD	Dec. 31, 2014 Environmental costs CAD		Dec. 31, 2013 Environmental costs CAD		Dec. 31, 2014 Pension and post-employment benefits CAD		Dec. 31, 2013 Pension and post-employment benefits CAD		Dec. 31, 2014 Storm costs CAD		Dec. 31, 2013 Storm costs CAD		Dec. 31, 2014 Commodity costs adjustment CAD		Dec. 31, 2013 Commodity costs adjustment CAD		Dec. 31, 2014 Rate case costs CAD		Dec. 31, 2013 Rate case costs CAD		Dec. 31, 2014 Vegetation management CAD	Dec. 31, 2013 Vegetation management CAD	Dec. 31, 2014 Debt premium CAD		Dec. 31, 2013 Debt premium CAD		Dec. 31, 2014 Rate adjustment mechanism CAD		Dec. 31, 2013 Rate adjustment mechanism CAD		Dec. 31, 2014 Asset retirement obligation CAD		Dec. 31, 2013 Asset retirement obligation CAD		Dec. 31, 2014 Tax related CAD	Dec. 31, 2013 Tax related CAD	Dec. 31, 2014 Other CAD	Dec. 31, 2013 Other CAD	Mar. 17, 2014 New Hampshire Public Utilities Commission USD ($)	Apr. 18, 2014 Arizona Corporate Commission USD ($)	Dec. 04, 2014 Georgia Public Service USD ($)	May 31, 2014 Georgia Public Service USD ($)
Regulatory Assets And Liabilities [Line Items]
Approved rate increase																																																																							$ 10,875	$ 1,767
Approved base rate increase																																																																							9,760
Approved incremental capital expended																																																																							1,115
Approved recovery of rate case expenses																																																																							390
Approved revenue increase																																																																									3,680	3,235
Regulatory assets	249,344	190,348																															102,735	[1]	85,029	[1]	65,745	[2]	64,997	[2]	3,080	[3]	5,437	[3]	41,502	[4]	15,904	[4]	4,161	[5]	3,119	[5]	3,260	2,297	4,658	[6]	4,504	[6]	6,207	[7]	28	[7]	1,682	[8]	1,468	[8]	4,350	2,995	11,964	4,570
Less current regulatory assets	(61,645)	(26,125)
Non-current regulatory assets	187,699	164,223
Regulatory Liabilities	122,786	123,289	1,030	[3]	0	[3]	78,013	[9]	68,698	[9]	23,427	[10]	25,082	[10]	10,389	[4]	17,394	[4]	592	[2]	6,770	[2]	448	[7]	1,681	[7]	3,518	0	145	133	5,224	3,531
Less current regulatory liabilities	(20,590)	(21,632)
Non-current regulatory liabilities	102,196	101,657

[1]	Environmental remediation costs recovery: Actual expenditures incurred for the clean-up of certain former gas manufacturing facilities (note 23 (a)(ii)) are recovered through rates over a period of 7 years and in a jurisdiction are subject to an annual cap.
[2]	Pension and post-employment benefits: As part of business acquisitions, the regulators authorized a regulatory asset or liability being set up for the amounts of pension and post-employment benefits that have not yet been recognized in net periodic cost and were presented as AOCI prior to the acquisition. An amount of $28,284 relates to a recent acquisition and was authorized for recognition as an asset by the regulator. Recovery is anticipated to be approved in a final rate order in 2015. The balance is recovered through rates over the future services years of the employees at the time the regulatory asset was set up (an average of 10 years) or consistent with the treatment of OCI under ASC 712 Compensation-Nonretirement Postemployment Benefits and ASC 715 Compensation-Retirement Benefits before the transfer to regulatory asset occurred.
[3]	Storm costs: Incurred repair costs resulting from certain storms over or under amounts collected from customers, which are expected to be recovered or refunded through rates.
[4]	Commodity costs adjustment: The revenue of the electric and natural gas utilities includes a component which is designed to recover the cost of electricity or natural gas through rates charged to customers. Under deferred energy accounting, to the extent actual natural gas and purchased power costs differ from natural gas and purchased power costs recoverable through current rates, that difference is not recorded on the consolidated statements of operations but rather is deferred and recorded as a regulatory asset or liability on the consolidated balance sheets. These differences are reflected in adjustments to rates and recorded as an adjustment to cost of natural gas or electricity in future periods, subject to regulatory review. Derivatives are often utilized to manage the price risk associated with natural gas purchasing activities in accordance with the expectations of state regulators. The gains and losses associated with these derivatives (note 25(b)(i)) are recoverable through the commodity costs adjustment.
[5]	Rate case costs: The costs to file, prosecute and defend rate case applications are referred to as rate case costs. These costs are capitalized and amortized over the period of rate recovery granted by the regulator.
[6]	Debt premium: The value of debt assumed in the acquisition of the New England Gas System has been recorded at fair value in accordance with ASC 805 Business Combinations. The Massachusetts regulator allows for recovery of interest at the coupon rate of the debt and a regulatory asset has been recorded for the difference between the fair value and face value of the debt. The debt premium is recovered over the remaining term of the debt (note 9).
[7]	Rate adjustment mechanism: Revenue for Calpeco Electric System and Peach State Gas System is subject to a revenue decoupling mechanism approved by their respective regulator which require charging approved annual delivery revenues on a systematic basis over the fiscal year. As a result, the difference between delivery revenue calculated based on metered consumption and approved delivery revenue is recorded as a regulatory asset or liability to reflect future recovery or refund, respectively, from customers. In addition, retroactive rate adjustments for services rendered but collected over a period not exceeding twenty-four months is accrued upon approval of the Final Order.
[8]	Asset retirement obligation: Asset retirement obligations incurred by the utilities are expected to be recovered through rates.
[9]	Cost of removal: The regulatory liability for cost of removal represents amounts that have been collected from ratepayers for costs that are expected to be incurred in the future to retire the utility plant.
[10]	Rate-base offset: The regulators imposed a rate-base offset that would reduce the revenue requirement at future rate proceedings. The rate-base offset declines on a straight-line basis over a period of ten years.